Exhibit 99.1

CNH Equipment Trust 2019-A
$189,000,000 Class A-1 2.75334% Asset Backed Notes due February 28,2020
$252,000,000 Class A-2 2.96% Asset Backed Notes due May 16, 2022
$252,000,000 Class A-3 3.01% Asset Backed Notes due April 15, 2024
$75,350,000 Class A-4 3.22% Asset Backed Notes due January 15, 2026
$17,690,000 Class B 3.34% Asset Backed Notes due July 16, 2026

Please contact Sandy Tomlinson at 262-636-7833 with any questions regarding this report or email wwabs@cnhind.com
For additional information consult http://cnhindustrialcapital.com/investor info
Cutoff Date		8/31/2019
Date Added		12/31/2018
Pool	Period	Pool 1	Pool 2	Pool 3	Pool 4
Scheduled Cashflows	0	4,863,989.27	0.00	0.00	0.00
	1	20,168,970.81	0.00	0.00	0.00
	2	26,272,528.98	0.00	0.00	0.00
	3	24,572,216.31	0.00	0.00	0.00
	4	27,484,090.76	0.00	0.00	0.00
	5	8,793,977.52	0.00	0.00	0.00
	6	6,262,543.73	0.00	0.00	0.00
	7	6,916,222.30	0.00	0.00	0.00
	8	6,186,869.28	0.00	0.00	0.00
	9	7,160,681.75	0.00	0.00	0.00
	10	6,904,030.90	0.00	0.00	0.00
	11	8,143,210.34	0.00	0.00	0.00
	12	19,250,914.73	0.00	0.00	0.00
	13	27,026,503.79	0.00	0.00	0.00
	14	26,244,904.14	0.00	0.00	0.00
	15	24,125,194.27	0.00	0.00	0.00
	16	26,876,971.27	0.00	0.00	0.00
	17	8,211,179.65	0.00	0.00	0.00
	18	5,799,500.13	0.00	0.00	0.00
	19	6,444,664.77	0.00	0.00	0.00
	20	5,300,166.76	0.00	0.00	0.00
	21	5,534,482.44	0.00	0.00	0.00
	22	5,456,101.88	0.00	0.00	0.00
	23	6,911,401.21	0.00	0.00	0.00
	24	18,301,458.96	0.00	0.00	0.00
	25	26,895,348.66	0.00	0.00	0.00
	26	25,714,088.57	0.00	0.00	0.00
	27	23,594,330.21	0.00	0.00	0.00
	28	25,937,291.65	0.00	0.00	0.00
	29	7,381,816.60	0.00	0.00	0.00
	30	5,172,376.96	0.00	0.00	0.00
	31	5,807,878.83	0.00	0.00	0.00
	32	4,341,957.44	0.00	0.00	0.00
	33	4,464,182.27	0.00	0.00	0.00
	34	4,583,245.92	0.00	0.00	0.00
	35	5,237,607.98	0.00	0.00	0.00
	36	16,324,547.29	0.00	0.00	0.00
	37	24,657,978.88	0.00	0.00	0.00
	38	23,232,066.90	0.00	0.00	0.00
	39	21,447,417.19	0.00	0.00	0.00
	40	23,792,067.01	0.00	0.00	0.00
	41	6,853,267.25	0.00	0.00	0.00
	42	4,681,863.71	0.00	0.00	0.00
	43	5,313,403.59	0.00	0.00	0.00
	44	3,928,731.26	0.00	0.00	0.00
	45	3,962,907.27	0.00	0.00	0.00
	46	4,088,717.46	0.00	0.00	0.00
	47	4,860,724.26	0.00	0.00	0.00
	48	15,710,109.31	0.00	0.00	0.00
	49	23,836,352.17	0.00	0.00	0.00
	50	21,508,225.54	0.00	0.00	0.00
	51	18,796,267.13	0.00	0.00	0.00
	52	18,354,736.94	0.00	0.00	0.00
	53	2,165,094.81	0.00	0.00	0.00
	54	1,244,352.13	0.00	0.00	0.00
	55	1,326,917.11	0.00	0.00	0.00
	56	891,182.25	0.00	0.00	0.00
	57	1,092,606.37	0.00	0.00	0.00
	58	888,350.86	0.00	0.00	0.00
	59	1,099,825.56	0.00	0.00	0.00
	60	3,400,759.46	0.00	0.00	0.00
	61	4,877,608.01	0.00	0.00	0.00
	62	5,286,566.88	0.00	0.00	0.00
	63	5,165,744.73	0.00	0.00	0.00
	64	4,988,392.26	0.00	0.00	0.00
	65	1,111,100.41	0.00	0.00	0.00
	66	526,519.75	0.00	0.00	0.00
	67	789,546.52	0.00	0.00	0.00
	68	400,872.70	0.00	0.00	0.00
	69	360,753.90	0.00	0.00	0.00
	70	385,711.61	0.00	0.00	0.00
	71	487,080.03	0.00	0.00	0.00
	72	2,078,420.89	0.00	0.00	0.00
	73	3,018,197.80	0.00	0.00	0.00
	74	2,529,076.93	0.00	0.00	0.00
	75	2,352,412.88	0.00	0.00	0.00
	76	1,638,877.85	0.00	0.00	0.00
	77	0.00	0.00	0.00	0.00
	78	0.00	0.00	0.00	0.00
	79	0.00	0.00	0.00	0.00
	80	0.00	0.00	0.00	0.00
	81	0.00	0.00	0.00	0.00
	82	0.00	0.00	0.00	0.00
	83	0.00	0.00	0.00	0.00
	84	0.00	0.00	0.00	0.00
	85	0.00	0.00	0.00	0.00
	86	0.00	0.00	0.00	0.00

Total Amount of Scheduled Cashflow	Total	767,798,255.90	0.00	0.00	0.00
Discount Rate		7.400%	7.400%	7.400%	7.400%
Beginning Contract Value		690,896,491.92	0.00	0.00	0.00
Scheduled Contract Value Decline		21,154,580.41	0.00	0.00	0.00
Unscheduled Contract Value Decline		18,047,397.97	0.00	0.00	0.00
Additional Contract Value Added		0.00	0.00	0.00	0.00
Ending Contract Value		651,694,513.54	0.00	0.00	0.00
aggregate Statistical Contract Value (Outstanding Balance)		710,081,856.57

2019-A	Page 1

CNH Equipment Trust 2019-A
$189,000,000 Class A-1 2.75334% Asset Backed Notes due February 28,2020
$252,000,000 Class A-2 2.96% Asset Backed Notes due May 16, 2022
$252,000,000 Class A-3 3.01% Asset Backed Notes due April 15, 2024
$75,350,000 Class A-4 3.22% Asset Backed Notes due January 15, 2026
$17,690,000 Class B 3.34% Asset Backed Notes due July 16, 2026

Dated Date (30/360)	8/15/2019
Dated Date (act/360)	8/15/2019
Scheduled Payment Date	9/15/2019
Actual Payment Date	9/16/2019
Days in accrual period (30/360)	30
Days in accrual period (act/360)	32
Note Distribution Account Deposit	$40,890,924.52
Certificate Distribution Account deposit	($0.00)
First Principal Payment Amount	$39,201,978.38
Turbo Principal Payment Amount (this period)	$2,888,527.87
Note Monthly Principal Distributable Amount (1)	$42,090,506.25
Spread Account Initial Deposit	$17,685,999.14
Amount required to be deposited into the Collection Account during the calendar month	$44,275,716.48

Collateral Summary
Wtd. Average Discount Rate	7.400%
Beginning Contract Value	690,896,491.92
Scheduled Contract Value Decline	21,154,580.41
Unscheduled Contract Value Decline	18,047,397.97
Additional Contract Value Purchased	0.00
Ending Contract Value	651,694,513.54

Total Beginning Balance (Pool Balance)	690,896,491.92
Pool Balance as of end of last day of preceding Collection Period	690,896,491.92
Total Ending Balance (Pool Balance)	651,694,513.54

Purchase amount of Receivables purchased due to Modification Events in the related Collection Period	$0.00
Purchase amount of all other purchases and repurchases in the related Collection Period	$0.00

Collections and Reinvestment Income
Receipts During the period (net of servicer’s liquidation expenses)	$44,275,716.48

Warranty Repurchases
Contracts deferred beyond Final Scheduled Maturity Date	$0.00
Government obligors	$0.00
Total Warranty Repurchases	$0.00

Total Collections For The Period	$44,275,716.48

Reinvestment Income	$80,066.33

Total Collections + Reinvestment Income For The Period	$44,355,782.81

(1)  “Following is a simplified summary of how the Note Monthly Principal Distributable Amount is calculated: The Note Monthly Principal Distributable Amount shown above with respect to any Payment Date will equal the amount necessary to be paid on the Notes to reduce the Outstanding Amount of the Notes — after giving effect to the application of the First Principal Payment Amount (set forth in the line above the “Note Monthly Principal Distributable Amount”) to reduce such Outstanding Amount — to an amount equal to the Pool Balance as of the beginning of the current Collection Period, less the Cumulative Turbo Principal Payment Amount (overcollateralization) as of the previous Payment Date; provided that (a) the Note Monthly Principal Distributable Amount shall not exceed the aggregate Outstanding Amount of the Notes (after giving effect to the application of the First Principal Payment Amount  to reduce such Outstanding Amount) and (b) on the final maturity date for each Class of Notes, the Note Monthly Principal Distributable  Amount will at least equal the amount necessary to repay the Outstanding Amount of that Class of Notes and of any other Class of Notes  payable prior to that Class of Notes (after giving effect to the application of the First Principal Payment Amount to reduce such  Outstanding Amount). For purposes of the preceding sentence, the A-1 Notes, A-2 Notes, A-3 Notes and the A-4 Notes shall each  be deemed to be a separate Class of Notes.  Please see the transaction documents previously filed with respect to this issuing entity under Form 8-K for details regarding all of the preceding calculations and for the definitions of defined terms.”

2019-A	Page 2

CNH Equipment Trust 2019-A
$189,000,000 Class A-1 2.75334% Asset Backed Notes due February 28,2020
$252,000,000 Class A-2 2.96% Asset Backed Notes due May 16, 2022
$252,000,000 Class A-3 3.01% Asset Backed Notes due April 15, 2024
$75,350,000 Class A-4 3.22% Asset Backed Notes due January 15, 2026
$17,690,000 Class B 3.34% Asset Backed Notes due July 16, 2026

	Actual Payment Date	General		Party Receiving	9/16/2019
		Purpose of		Fee or Expense
	Calculation of Distributable Amounts	Fee or Expense		Amount
					NO
	Current Asset Representation Fee Due	Provide for Asset Representations Reviewer			$416.67
	Past Due Asset Representations Fee	as required	$5,000.00	Clayton Fixed Income	$0.00
	Total Asset Representations Fee Due			Services LLC	$416.67

	CNH				CNH
	Current Servicing Fee Due				$575,747.08
	Past Due Servicing Fee				$0.00
	Total Servicing Fee Due	Provide for servicer as required		NH Credit	$575,747.08
				Company LLC
	Current Administration Fee Due	$500.00			$166.67
	Past Due Administration Fee				$0.00
	Total Administration Fee Due	Provide for trust administrator		CNH Capital	$166.67
				America LLC
Reimbursable Expenses of the Asset Representations Reviewer Due					$0.00
Past Due Reimburseable Expenses of the Asset Representations Reviewer					$0.00
Total Reimbursable Expenses of the Asset Representations Reviewer Due					$0.00
		To cover expenses of asset representations reviewer
Indemnities of the Asset Representations Reviewer Due					$0.00
Past Due Indemnities of the Asset Representations Reviewer					$0.00
Total Indemnities of the Asset Representations Reviewer Due					$0.00
		To indemnify asset representations reviewer
	Reimburseable Expenses of the Servicer Due				$0.00
	Past Due Reimburseable Expenses of the Servicer				$0.00
	Total Reimburseable Expenses of the Servicer Due	To cover expenses of servicer		NH Credit	$0.00
				Company LLC
Total Principal Balance of Notes (Beginning of Period)					$672,147,787.37
	A-1 notes Beginning Principal balance				$75,107,787.37
	A-2 notes Beginning Principal balance				$252,000,000.00
	A-3 notes Beginning Principal balance				$252,000,000.00
	A-4 notes Beginning Principal balance				$75,350,000.00
	B notes Beginning Principal balance				$17,690,000.00
		Coupon/	Swap Adj.
	Type	Spread	Coupon	Daycount
A-1 notes Current Interest Due	Fix	2.75334%	2.75334%	act/360	$183,819.80
A-2 notes Current Interest Due	Fix	2.96000%	2.96000%	30/360	$621,600.00
A-3 notes Current Interest Due	Fix	3.01000%	3.01000%	30/360	$632,100.00
A-4 notes Current Interest Due	Fix	3.22000%	3.22000%	30/360	$202,189.17
B notes Current Interest Due	Fix	3.34000%	3.34000%	30/360	$49,237.17

	A-1 notes Past Due Interest				$0.00
	A-2 notes Past Due Interest				$0.00
	A-3 notes Past Due Interest				$0.00
	A-4 notes Past Due Interest				$0.00
	B notes Past Due Interest				$0.00

	A-1 notes Interest Due on Past Due Interest				$0.00
	A-2 notes Interest Due on Past Due Interest				$0.00
	A-3 notes Interest Due on Past Due Interest				$0.00
	A-4 notes Interest Due on Past Due Interest				$0.00
	B notes Interest Due on Past Due Interest				$0.00

	A-1 notes Total Interest Due				$183,819.80
	A-2 notes Total Interest Due				$621,600.00
	A-3 notes Total Interest Due				$632,100.00
	A-4 notes Total Interest Due				$202,189.17
	B notes Total Interest Due				$49,237.17

	A-1 notes Principal Due				$39,201,978.38
	A-2 notes Principal Due				$0.00
	A-3 notes Principal Due				$0.00
	A-4 notes Principal Due				$0.00
	Class B notes Principal Due				$0.00

	Total notes Interest Due				$1,688,946.14
	Total notes Principal Due				$39,201,978.38
	Total notes Distributable Amount				$40,890,924.52

2019-A	Page 3

CNH Equipment Trust 2019-A
$189,000,000 Class A-1 2.75334% Asset Backed Notes due February 28,2020
$252,000,000 Class A-2 2.96% Asset Backed Notes due May 16, 2022
$252,000,000 Class A-3 3.01% Asset Backed Notes due April 15, 2024
$75,350,000 Class A-4 3.22% Asset Backed Notes due January 15, 2026
$17,690,000 Class B 3.34% Asset Backed Notes due July 16, 2026

Actual Payment Date	9/16/2019

Cash Available for Distribution
Total Collections + Reinvestment Income For The Period	$44,355,782.81

Beginning Spread Account Balance	$17,685,999.14
Deposits from Spread Account to Distribution Account	$0.00

Total Cash Available	$44,355,782.81

Cash Allocation (Cashflow Waterfall)		Available
		Cash
Asset Representation Reviewer Fee, Expenses and Indemnities up to a Maximum of $200,000.00 Per Year Paid	$416.67
Asset Representation Reviewer Fee, Expenses and Indemnities up to a Maximum of $200,000.00 Per Year Paid Shortfall	$0.00
		44,355,366.14
Servicing Fee Paid	$575,747.08
Servicing Fee Shortfall	$0.00
		$43,779,619.06
Administration Fee Paid	$166.67
Administration Fee Shortfall	$0.00
		$43,779,452.39

Remaining Cash Available to Pay Note Interest & Swap Termination Payment		$43,779,452.39

Cash Available to Pay Note Interest	$43,779,452.39
Cash Available to Pay Termination Payment	$43,779,452.39

Class A-1 notes Interest Paid	$183,819.80
Class A-2 notes Interest Paid	$621,600.00
Class A-3 notes Interest Paid	$632,100.00
Class A-4 notes Interest Paid	$202,189.17
		$42,139,743.42
Class A-1 notes Interest Shortfall	$0.00
Class A-2 notes Interest Shortfall	$0.00
Class A-3 notes Interest Shortfall	$0.00
Class A-4 notes Interest Shortfall	$0.00

First Principal Payment Amount	$39,201,978.38

Class A-1 notes Principal Paid - excluding Turbo principal payment	$39,201,978.38
Class A-2 notes Principal Paid	$0.00
Class A-3 notes Principal Paid	$0.00
Class A-4 notes Principal Paid	$0.00
		2,937,765.04
Class B notes Interest Paid	$49,237.17
Class B notes Interest Shortfall	$0.00

Class B notes Principal Paid	$0.00
		2,888,527.87
Deposits to Spread Account	$0.00

Turbo Principal Payment Amount (this period)	$2,888,527.87

Swap Termination Payments payable to issuing entity, to the extent not deposited above	$0.00
		0.00
Reimbursable Expenses of the Asset Representations Reviewer Paid	$0.00
Reimbursable Expenses of the Asset Representations Reviewer Shortfall	$0.00
		$0.00
Reimbursable expenses of the Servicer Paid	$0.00
Reimbursable expenses of the Servicer Shortfall	$0.00
		$0.00
Total Principal Balance of Notes (End of Period)	$630,057,281.12
A-1 notes Ending Principal balance	$33,017,281.12
A-2 notes Ending Principal balance	$252,000,000.00
A-3 notes Ending Principal balance	$252,000,000.00
A-4 notes Ending Principal balance	$75,350,000.00
Class B notes Ending Principal balance	$17,690,000.00

Life-to-Date Turbo Principal Payment Amount (overcollateralization)	$21,637,232.42

Release excess to the Certificateholders	$0.00	$0.00

2019-A	Page 4

CNH Equipment Trust 2019-A
$189,000,000 Class A-1 2.75334% Asset Backed Notes due February 28,2020
$252,000,000 Class A-2 2.96% Asset Backed Notes due May 16, 2022
$252,000,000 Class A-3 3.01% Asset Backed Notes due April 15, 2024
$75,350,000 Class A-4 3.22% Asset Backed Notes due January 15, 2026
$17,690,000 Class B 3.34% Asset Backed Notes due July 16, 2026

Actual Payment Date	9/16/2019

Summary and Factors	Amount	Factor	Per/$1000
Total Principal Balance of Notes (Beginning of Period)	$672,147,787.37	0.8551063	$855.11
A-1 notes Beginning Principal balance	$75,107,787.37	0.3973957	$397.40
A-2 notes Beginning Principal balance	$252,000,000.00	1.0000000	$1,000.00
A-3 notes Beginning Principal balance	$252,000,000.00	1.0000000	$1,000.00
A-4 notes Beginning Principal balance	$75,350,000.00	1.0000000	$1,000.00
Class B notes Beginning Principal balance	$17,690,000.00	1.0000000	$1,000.00

Total Principal Balance of Notes (End of Period)	WAL	$630,057,281.12	0.8015588	$801.56
A-1 notes Ending Principal balance	0.34	$189,000,000.00	Pro-Rata	$33,017,281.12	0.1746946	$174.69
A-2 notes Ending Principal balance	1.11	$252,000,000.00	$252,000,000.00	1.0000000	$1,000.00
A-3 notes Ending Principal balance	2.57	$252,000,000.00	$252,000,000.00	1.0000000	$1,000.00
A-4 notes Ending Principal balance	3.90	$75,350,000.00	$75,350,000.00	1.0000000	$1,000.00
Class B notes Ending Principal balance	3.94	$17,690,000.00	$17,690,000.00	1.0000000	$1,000.00

Class A-1 notes Interest Paid	$183,819.80	0.0009726	$0.97
Class A-2 notes Interest Paid	$621,600.00	0.0024667	$2.47
Class A-3 notes Interest Paid	$632,100.00	0.0025083	$2.51
Class A-4 notes Interest Paid	$202,189.17	0.0026833	$2.68
Class B notes Interest Paid	$49,237.17	0.0027833	$2.78

Class A-1 notes Interest Shortfall	$0.00	0.0000000	$0.00
Class A-2 notes Interest Shortfall	$0.00	0.0000000	$0.00
Class A-3 notes Interest Shortfall	$0.00	0.0000000	$0.00
Class A-4 notes Interest Shortfall	$0.00	0.0000000	$0.00
Class B notes Interest Shortfall	$0.00	0.0000000	$0.00

Class A-1 notes Principal Paid - including Turbo principal payment	$42,090,506.25	0.2227011	$222.70
Class A-2 notes Principal Paid	($0.00)	(0.0000000)	($0.00)
Class A-3 notes Principal Paid	$0.00	0.0000000	$0.00
Class A-4 notes Principal Paid	$0.00	0.0000000	$0.00
Class B notes Principal Paid	$0.00	0.0000000	$0.00

Spread Account	Original
Required Spread Account Deposit (Add Loans)	2.25%	$0.00
Required Spread Account	$17,685,999.14
Beginning Spread Account Balance	$17,685,999.14
Spread Account Withdrawals to Distribution Account	$0.00
Spread Account Deposits from Excess Cash	$0.00
Spread Account Released to Seller	$0.00
Ending Spread Account Balance	$17,685,999.14

Original
Purchases	Units	Cut-Off Date	Closing Date	Pool Balance

Initial Purchase	18,097	12/31/18	2/6/19	786,044,406.42
Subsequent Purchase #1	0	0.00
Subsequent Purchase #2	0	0.00
Total	18,097	786,044,406.42

Total Release to Seller	$575,913.75

“The Administrator hereby directs the Indenture Trustee to pay on the Payment Date set forth above from the Certificate Distribution Account to the Certificateholders, on a pro rata basis, zero payment .”

2019-A	Page 5

POOL STATISTICS

Collateral Composition

Number of Receivables at Beginning of Period		13,737
Number of Receivables at End of Period		12,931

Weighted Average Coupon on Receivables		2.66
Weighted Average Original Term on Receivables		62.72
Weighted Average Remaining Term on Receivables		50.81

Pool Factor		0.80156
A-1 Note Pool Factor		0.17469
A-2 Note Pool Factor		1.00000
A-3 Note Pool Factor		1.00000
A-4 Note Pool Factor		1.00000
Class B Note Pool Factor		1.00000
Unscheduled Contract Value Decline - Monthly		18,047,397.97
Unscheduled Contract Value Decline - Life-to-Date		69,608,901.06
Call Factor - based on Ending Contract Value		82.91%

Collateral Performance
Contractural Delinquency (1):		Count	%	Amount	%
31-60 Days delinquent		52	0.40%	1,838,900.86	0.26%
61-90 Days delinquent		22	0.17%	326,844.23	0.05%
91-120 Days delinquent		17	0.13%	530,641.15	0.07%
121-150 Days delinquent		6	0.05%	1,340,309.59	0.19%
151-180 Days delinquent		2	0.02%	65,498.21	0.01%
181 + Days delinquent		4	0.03%	170,674.92	0.02%
TOTAL		103	0.80%	4,272,868.96	0.60%
Amounts Past Due (2)
Scheduled Amounts 30 - 59 days past due		$416,273.92	0.06%
Scheduled Amounts 60 days or more past due		$597,397.88	0.09%

ARR Delinquency Trigger (61+ Days Delinquent Receivables)

Period (from Cutoff Date )

1-12	10.00%
13-48+	16.00%		Variance	Trigger

End of Collection Period 61+ days delinquent Receivables as a percentage of the aggregate Statistical Contract Value		0.34%	9.6572%	10.00%

Do end of Collection Period 61+ days delinquent Receivables as a percentage of the aggregate Statistical Contract Value meet or exceed the applicable ARR Delinquency Trigger percentage (did Delinquency Trigger occur)?

		NO

Net and Realized Losses		Amount	Count (3)%

Net Losses (4)		$7,685.91	14		0.00%
Write Down Amount on 180 Day Receivables		$72,234.80
Monthly Realized Losses (Total)		$79,920.71
Net Losses as a % of the Average Pool Balance		0.001%
Average Net Losses on all Receivables that have experienced a Net Loss this period		$548.99

Life-to-Date Net Losses		$1,136,494.74	38
Cumulative Write Down Amount on 180 Day Receivables		$96,335.02
Cumulative Realized Losses (Total)		$1,232,829.76
Life-to-Date Net Losses as a % of the Initial Pool Balance		0.145%
Average Net Loss on all Receivables that have experienced a Net Loss		$29,907.76
Cumulative Net Loss Ratio		0.1568%

Repossession Inventory and 180-Day Receivables
Repossessed Equipment not Sold or Reassigned (Beginning) (5)		$1,591,771.95
Repossessed Equipment not Sold or Reassigned (End)		$1,519,625.17

Balance of 180 Day Receivables (Beg of month) (6)		$60,250.55
Balance of 180 Day Receivables (End of month)		$240,837.55

(1) Delinquent amount represents, for all Receivables (including 180 Day and Repossessed Receivables, but excluding Liquidated or Purchased Receivables) with respect to which any amounts are delinquent, the outstanding principal balance plus any missed interest, with Repossessed Receivables stated at their estimated realizable value.

(2) Scheduled amount past due represents the amount of missed principal and interest payments plus any fees.

(3) The sum of the monthly count of Receivables will not equal the life-to-date count of Receivables due to loss activity on the same Receivable occurring in multiple months. Duplicate Receivables have been removed from the life-to-date count.

(4) Net Losses are the sum of (a) the estimated realizable loss at the time of repossession, (b) full charge-off if written off without a repossession and (c) adjustment to the estimated realizable loss for proceeds from the liquidation of Repossessed Receivables.  Net Loss percentages and Average Net Losses are based on Net Losses excluding Write Down Amounts on 180-Day Receivables.

(5) Repossessd Receivables are stated at estimated realized value.
(6) Balance of 180- Day Receivables is stated at outstanding principal balance and any fees.

STATEMENTS TO NOTEHOLDERS

1         Has there been a material change in practices with respect to charge offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience ?

		NO

2 Have there been any material modifications, extensions or waivers to Receivables terms, fees, penalties or payments during the Collection Period ?		NO

3 Have there been any material breaches of representations, warranties or covenants contained in the Receivables ?		NO

4 Has there been an issuance of notes or other securities backed by the Receivables ?		NO

5 Has there been a material change in the underwriting, origination or acquisition of Receivables ?		NO

2019-A	Page 6

Interest and principal Payments Pursuant to Section 5.6 (d) and (e) (II) of the sale and Servicing Agreement
Distribution Amount	Class A-1 Notes
1. Interest Due on each Payment Date (assuming no Principal Reduction)

2/15/2019
3/15/2019
4/15/2019
5/15/2019
6/17/2019
7/15/2019
8/15/2019
9/16/2019	80,806.93
10/15/2019	73,231.28
11/15/2019	78,281.72
12/16/2019	78,281.72
1/15/2020	75,756.50
2/17/2020	83,332.15

2. Total Outstanding Principal Payment Due at Final Scheduled Maturity Date	33,017,281.12
3. Final Scheduled Maturity Date	February 28, 2020

Distribution Amount	Class A-2 Notes	Class A-3 Notes	Class A-4 Notes

1. Interest Due on each following Payment Date (assuming no Principal Reduction)	621,600.00	632,100.00	202,189.17

2. Total Outstanding Principal Payment Due at Final Scheduled Maturity Date	252,000,000.00	252,000,000.00	75,350,000.00
3. Final Scheduled Maturity Date	May 16, 2022	April 15, 2024	January 15, 2026

Distribution Amount	Class B Notes

1. Interest Due on each following Payment Date (assuming no Principal Reduction)	49,237.17

2. Total Outstanding Principal Payment Due at Final Scheduled Maturity Date	17,690,000.00
3. Final Scheduled Maturity Date	July 15, 2026

2019-A	Page 7